T. ROWE PRICE U.S. High Yield Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.8% (1)
Banking 0.1%
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 2/12/27 (2) 660 645
645
Basic Industry 1.0%
Tutor Perini, FRN, 1M USD LIBOR + 4.75%, 9.385%, 8/18/27  4,422 4,201
4,201
Consumer Goods 1.6%
Journey Personal Care, FRN, 3M USD LIBOR + 4.25%, 8.98%,
3/1/28  5,886 4,372
Naked Juice, FRN, 3M TSFR + 6.00%, 10.68%, 1/24/30 (2) 3,330 2,531
6,903
Energy 0.3%
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 3/11/26 (2) 1,489 1,466
1,466
Health Care 1.0%
Bausch Health, FRN, 1M TSFR + 5.25%, 9.914%, 2/1/27  5,787 4,553
4,553
Services 1.8%
KNS Midco, FRN, 6M USD LIBOR + 6.25%, 10.42%, 4/21/27  5,199 4,630
Staples, FRN, 3M USD LIBOR + 5.00%, 9.814%, 4/16/26  3,356 3,103
7,733
Total Bank Loans (Cost $29,928) 25,501
CORPORATE BONDS 88.8%
Automotive 4.5%
Adient Global Holdings, 4.875%, 8/15/26 (3) 4,727 4,373
Allison Transmission, 3.75%, 1/30/31 (3) 3,360 2,789
Ford Motor Credit, 4.00%, 11/13/30  3,195 2,674
Ford Motor Credit, 5.113%, 5/3/29  2,420 2,209
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (3) 5,890 4,712
Wheel Pros, 6.50%, 5/15/29 (3) 6,405 2,850
19,607
Basic Industry 5.0%
Element Solutions, 3.875%, 9/1/28 (3) 2,540 2,194
ERO Copper, 6.50%, 2/15/30 (3) 6,940 5,853
Novelis, 3.875%, 8/15/31 (3) 4,910 3,971
Polar U.S. Borrower, 6.75%, 5/15/26 (3) 6,250 2,906
SCIH Salt Holdings, 6.625%, 5/1/29 (3) 5,045 4,105
Tutor Perini, 6.875%, 5/1/25 (3) 3,250 2,722
21,751
Capital Goods 5.7%
ARD Finance, (6.500% Cash or 7.250% PIK), 6.50%, 6/30/27 (3)(4) 7,238 5,909

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bombardier, 7.875%, 4/15/27 (3) 4,410 4,377
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (3) 6,758 5,102
GrafTech Finance, 4.625%, 12/15/28 (3) 5,572 4,548
Spirit AeroSystems, 4.60%, 6/15/28  5,825 4,798
24,734
Consumer Goods 6.2%
Coty, 4.75%, 1/15/29 (3) 4,600 4,151
HLF Financing, 4.875%, 6/1/29 (3) 5,944 4,592
MajorDrive Holdings IV, 6.375%, 6/1/29 (3) 5,985 4,638
Sigma Holdco, 7.875%, 5/15/26 (3) 8,348 6,595
Tempur Sealy International, 3.875%, 10/15/31 (3) 2,503 2,009
Triton Water Holdings, 6.25%, 4/1/29 (3) 6,465 5,140
27,125
Energy 14.9%
Ascent Resources Utica Holdings, 5.875%, 6/30/29 (3) 2,595 2,264
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (3) 2,515 2,446
Citgo Holding, 9.25%, 8/1/24 (3) 5,105 5,124
Comstock Resources, 6.75%, 3/1/29 (3) 4,760 4,379
Encino Acquisition Partners Holdings, 8.50%, 5/1/28 (3) 4,307 3,790
EQM Midstream Partners, 4.50%, 1/15/29 (3) 2,865 2,392
EQM Midstream Partners, 4.75%, 1/15/31 (3) 1,735 1,406
Gulfport Energy, 8.00%, 5/17/26 (3) 4,210 4,084
Harvest Midstream I, 7.50%, 9/1/28 (3) 4,270 4,110
Hess Midstream Operations, 4.25%, 2/15/30 (3) 4,525 3,801
Hess Midstream Operations, 5.50%, 10/15/30 (3) 1,140 1,026
Howard Midstream Energy Partners, 6.75%, 1/15/27 (3) 4,920 4,674
NGL Energy Operating, 7.50%, 2/1/26 (3) 4,945 4,710
Permian Resources Operating, 5.875%, 7/1/29 (3) 4,215 3,773
Sunoco, 4.50%, 5/15/29  2,700 2,376
Sunoco, 4.50%, 4/30/30  2,775 2,407
Tallgrass Energy Partners, 6.00%, 12/31/30 (3) 5,662 4,869
USA Compression Partners, 6.875%, 9/1/27  2,795 2,641
Weatherford International, 8.625%, 4/30/30 (3) 4,943 4,931
65,203
Financial Services 4.5%
Advisor Group Holdings, 10.75%, 8/1/27 (3) 3,595 3,703
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (3) 1,016 1,031
FirstCash, 5.625%, 1/1/30 (3) 4,810 4,257
PennyMac Financial Services, 4.25%, 2/15/29 (3) 4,615 3,611
PRA Group, 5.00%, 10/1/29 (3) 4,607 3,928
Rocket Mortgage, 4.00%, 10/15/33 (3) 4,455 3,304
19,834
Health Care 2.7%
CHS, 5.25%, 5/15/30 (3) 2,275 1,832
CHS, 6.875%, 4/1/28 (3) 6,311 4,197

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Pediatrix Medical Group, 5.375%, 2/15/30 (3) 4,305 3,799
U.S. Renal Care, 10.625%, 7/15/27 (3) 5,585 1,787
11,615
Insurance 3.2%
Alliant Holdings Intermediate, 5.875%, 11/1/29 (3) 3,080 2,576
AssuredPartners, 5.625%, 1/15/29 (3) 1,205 1,024
BroadStreet Partners, 5.875%, 4/15/29 (3) 6,005 5,179
HUB International, 5.625%, 12/1/29 (3) 3,000 2,573
Ryan Specialty Group, 4.375%, 2/1/30 (3) 3,190 2,723
14,075
Leisure 6.3%
Carnival, 5.75%, 3/1/27 (3) 9,220 7,560
Carnival Holdings Bermuda, 10.375%, 5/1/28 (3) 1,220 1,302
Hilton Domestic Operating, 3.625%, 2/15/32 (3) 4,195 3,440
Life Time, 5.75%, 1/15/26 (3) 4,399 4,201
Sabre GLBL, 9.25%, 4/15/25 (3) 630 620
Sabre GLBL, 11.25%, 12/15/27 (3) 4,320 4,304
Studio City, 7.00%, 2/15/27 (3) 1,150 1,082
Studio City Finance, 5.00%, 1/15/29 (3) 6,340 4,890
27,399
Manufacturing 0.9%
Granite U.S. Holdings, 11.00%, 10/1/27 (3) 3,914 4,110
4,110
Media 7.4%
CCO Holdings, 4.50%, 5/1/32  5,410 4,281
CMG Media, 8.875%, 12/15/27 (3) 4,717 3,148
Deluxe, 8.00%, 6/1/29 (3) 5,710 4,768
DISH DBS, 7.375%, 7/1/28  7,345 4,995
DISH Network, 11.75%, 11/15/27 (3) 894 906
Millennium Escrow, 6.625%, 8/1/26 (3) 2,975 1,986
Radiate Holdco, 6.50%, 9/15/28 (3) 7,325 3,479
Sinclair Television Group, 4.125%, 12/1/30 (3) 5,595 4,336
Urban One, 7.375%, 2/1/28 (3) 5,155 4,562
32,461
Real Estate 2.8%
Brookfield Property REIT, 4.50%, 4/1/27 (3) 4,770 4,084
Outfront Media Capital, 4.25%, 1/15/29 (3) 5,040 4,145
VICI Properties, 4.125%, 8/15/30 (3) 4,775 4,125
12,354
Retail 7.8%
Bath & Body Works, 5.25%, 2/1/28  3,605 3,366
Bath & Body Works, 6.625%, 10/1/30 (3) 1,146 1,086
eG Global Finance, 6.75%, 2/7/25 (3) 6,985 6,287
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (3) 9,042 7,912
Michaels, 7.875%, 5/1/29 (3) 6,195 4,677

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NMG Holding, 7.125%, 4/1/26 (3) 3,355 3,229
Victoria's Secret, 4.625%, 7/15/29 (3) 4,523 3,675
Yum! Brands, 3.625%, 3/15/31  4,855 4,060
34,292
Services 3.0%
PECF USS Intermediate Holding III, 8.00%, 11/15/29 (3) 5,955 4,184
Staples, 7.50%, 4/15/26 (3) 3,580 3,186
White Cap Parent, (8.250% Cash or 9.00% PIK), 8.25%, 3/15/26 (3)
(4) 6,225 5,867
13,237
Technology & Electronics 3.7%
CommScope, 8.25%, 3/1/27 (3) 5,271 4,480
Entegris, 3.625%, 5/1/29 (3) 4,708 3,902
ION Trading Technologies, 5.75%, 5/15/28 (3) 4,685 3,795
Veritas U.S., 7.50%, 9/1/25 (3) 5,355 4,123
16,300
Telecommunications 5.5%
Consolidated Communications, 6.50%, 10/1/28 (3) 5,680 4,147
Frontier Communications Holdings, 5.875%, 11/1/29  2,615 2,095
Frontier Communications Holdings, 6.00%, 1/15/30 (3) 2,480 1,981
Frontier Communications Holdings, 6.75%, 5/1/29 (3) 505 422
LCPR Senior Secured Financing, 6.75%, 10/15/27 (3) 1,823 1,686
Level 3 Financing, 3.625%, 1/15/29 (3) 5,800 3,719
Northwest Fiber, 4.75%, 4/30/27 (3) 5,215 4,570
Telesat Canada, 6.50%, 10/15/27 (3) 3,900 1,170
Viasat, 6.50%, 7/15/28 (3) 5,650 4,174
23,964
Transportation 2.8%
American Airlines, 5.75%, 4/20/29 (3) 5,640 5,358
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  979 928
VistaJet Malta Finance, 6.375%, 2/1/30 (3) 6,795 5,962
12,248
Utility 1.9%
Clearway Energy Operating, 3.75%, 2/15/31 (3) 5,035 4,072
Vistra, VR, 8.00% (3)(5)(6) 2,245 2,166
Vistra Operations, 5.625%, 2/15/27 (3) 2,381 2,256
8,494
Total Corporate Bonds (Cost $459,073) 388,803
PREFERRED STOCKS 1.3%
Energy 0.7%
Crestwood Equity Partners, 9.25% (5) 301 2,765
2,765

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial Services 0.6%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  152 2,656
2,656
Total Preferred Stocks (Cost $4,842) 5,421
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.60% (7)(8) 13,177 13,177
Total Short-Term Investments (Cost $13,177) 13,177
Total Investments in Securities 98.9%
(Cost $507,020) $ 432,902
Other Assets Less Liabilities 1.1% 4,983
Net Assets 100.0% $ 437,885

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$351,973 and represents 80.4% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Perpetual security with no stated maturity date.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ —# $ — $ 235+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 9,350  ¤  ¤ $ 13,177^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $235 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,177.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE U.S. High Yield Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 414,304 $ — $ 414,304
Preferred Stocks 2,765 2,656 — 5,421
Short-Term Investments 13,177 — — 13,177
Total $ 15,942 $ 416,960 $ — $ 432,902
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1106-054Q3 02/23